NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

iCoreConnect Inc., (the “Company”), a Nevada Corporation, is a cloud-based software and technology company focused on increasing workflow productivity and customer profitability through its enterprise platform of applications and services.

Business Combinations

During 2021, the Company completed three asset acquisitions which were accounted for as business combinations (i) on April 23, 2021, the Company acquired substantially all the assets of Heyns Unlimited LLC doing business as Advantech (ii) on May 31, 2021, the Company acquired substantially all the assets of BCS Tech Center, Inc.; and (iii) on September 1, 2021, the Company acquired substantially all the assets of Spectrum Technology Solutions, LLC.

Going Concern and Liquidity

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

For the six months ended June 30, 2023, the Company generated an operating loss of $3,459,646. In addition, at June 30, 2023, the Company has an accumulated deficit, and net working capital deficit of 93,271,716 and $8,759,814 respectively. The Company’s activities were primarily financed through private placements of equity securities and issuance of debt. The Company intends to raise additional capital through the issuance of debt and/or equity securities to fund its operations. The Company is reliant on future fundraising to finance operations in the near future. The financing may not be available on terms satisfactory to the Company, if at all. In light of these matters, there is substantial doubt that the Company will be able to continue as a going concern for a period of 12 months from the issuance date of these financial statements.

Currently, management intends to develop a vastly improved healthcare communications system and intends to develop alliances with strategic partners to generate revenues that will sustain the Company. While management believes in the viability of its strategy to increase revenues and in its ability to raise additional funds, there can be no assurances to that effect. Management’s ability to continue as a going concern is ultimately dependent upon its ability to continually increase the Company’s customer base and realize increased revenues from signed contracts. The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

1. NATURE OF OPERATIONS

iCoreConnect Inc., (the “Company”), a Nevada Corporation, is a cloud-based software and technology company focused on increasing workflow productivity and customer profitability through its enterprise platform of applications and services.